DISAGGREGATION OF REVENUE AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
DISAGGREGATION OF REVENUE AND GEOGRAPHIC INFORMATION
NOTE 18:	DISAGGREGATION OF REVENUE AND GEOGRAPHIC INFORMATION

As part of the Company’s Perion One strategy and the implementation of a unified organizational structure, the Company enhanced its revenue disclosures beginning in 2025 to present revenue disaggregated by advertising channel.

Comparative information for the year ended December 31, 2024 has been recast to conform to the current presentation. Disaggregated revenue by channel has not been presented for periods prior to 2024, as such information was not previously available.

The following table presents the total revenue by channel for the years ended December 31, 2025 and 2024:

	Year ended December 31,
	2025	2024

DOOH	$94,852	$69,679
CTV	62,117	43,641
Web	190,872	220,606
Search	90,997	162,738
Other	1,089	1,622

	$439,927	$498,286

The following table presents the total revenue for the years ended December 31, 2025, 2024 and 2023, allocated to the geographic areas in which they were generated:

	Year ended December 31,
	2025	2024	2023

U.S.	$319,262	$373,039	$638,748
Other	120,665	125,247	104,407

	$439,927	$498,286	$743,155

The total revenue is attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company’s long-lived assets as of December 31, 2025 and 2024:

	December 31,
	2025	2024

Israel	$27,309	$25,520
U.S.	1,122	3,075
Other	425	530

	$28,856	$29,125

(*) Long-lived assets comprise property and equipment, net and operating lease right-of-use assets, net.